Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Six months ended June 30,
	2017	2016
Included in voyage expenses
Charter hire commissions (a)	$934	$1,111

Included in general and administrative expenses
Executive services fee (d)	$289	$299
Administrative services fee (e)	$60	$60

Management fees-related party
Management fees (a)	$3,056	$2,983

Related parties balances
	Period/Year ended
	June 30, 2017	December 31, 2016
Assets:
Working capital advances granted to the Manager (a)	$621	$878
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$—	$147
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$52	$125
Total liabilities due to related party	$82	$302